FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]

11) FINANCIAL ASSETS

As of December 31, 2016 and 2017 all the financial assets of the Company are classified as loans and receivables, except for the derivative financial instruments that are categorized as fair value through profit or loss.

Credit risk arises from the possibility that the Atento Group might not recover its financial assets at the amounts recognized and in the established terms. Atento Group Management considers that the carrying amount of financial assets is similar to the fair value.

As of December 31, 2017, Atento Teleservicios España S.A., Atento Chile S.A., Atento Colombia S.A., Teleatento del Perú S.A.C and Atento Brasil S.A. have entered into factoring agreements without recourse, anticipating an amount of 280,449 thousand U.S. dollars, receiving cash net of discount, the related trade receivables were realized and interest expenses was recognized in the statement of operations.